Supplementary Balance Sheet Information - Schedule of Accrued Expenses And Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Accrued inventory purchases	$ 2,533	$ 3,813	$ 972
Professional fees	1,838	2,617	516
Deferred Revenue	1,727	733	730
Other	826	301	456
Total accrued and other current liabilities	$ 6,924	$ 7,464	$ 2,674